OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Other taxes payable	$ 111,584	$ 155,354
Accrued payroll & welfare	14,175	35,110
Accrued expense & liability	967,234	802,059
Interest payable	551,987	583,035
Others	24,690	47,400
Other payables and accrued expenses	$ 1,669,670	$ 1,622,958